Quarterly Report
July 31, 2022
MFS®  Inflation-Adjusted
Bond Fund
IAB-Q3

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.8%
Asset-Backed & Securitized – 2.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.033%, 11/15/2054 (i)	$14,791,434	$963,736
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 3.399% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	4,288,500	4,066,266
AREIT 2022-CRE6 Trust, “AS”, FLR, 3.121% (SOFR - 30 day + 1.65%), 1/16/2037 (n)	6,662,500	6,570,737
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.302%, 7/15/2054 (i)	13,348,811	1,067,786
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.631%, 2/15/2054 (i)	8,118,729	816,959
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.273%, 2/15/2054 (i)	25,502,537	1,904,160
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.153%, 3/15/2054 (i)	15,486,536	1,043,295
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.886%, 6/15/2054 (i)	27,555,114	1,497,651
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.269%, 7/15/2054 (i)	21,035,187	1,660,995
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.286%, 8/15/2054 (i)	25,487,549	2,039,771
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.045%, 9/15/2054 (i)	29,374,377	1,839,124
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 3.479% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	3,056,500	2,945,082
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.329%, 2/15/2054 (i)	19,596,772	1,625,478
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 3.649% (LIBOR - 1mo. + 1.65%), 11/15/2038 (n)	5,302,000	5,082,672
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.297%, 5/15/2054 (i)	10,276,687	798,249
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.232%, 6/15/2054 (i)	12,967,391	913,585
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.103%, 10/15/2054 (i)	52,576,572	3,504,933
PFP III 2021-8 Ltd., “AS”, FLR, 3.249% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	3,622,500	3,512,535
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 3.759% (LIBOR - 1mo. + 1.5%), 11/25/2036 (z)	849,500	823,331
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.551%, 8/15/2054 (i)	9,539,861	933,611
		$43,609,956
Automotive – 0.2%
Hyundai Capital America, 0.8%, 1/08/2024 (n)	$2,925,000	$2,784,893
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$1,438,000	$1,354,752
Industrial Revenue - Other – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$268,000	$267,116
Howard University, Washington D.C., 2.801%, 10/01/2023	295,000	292,039
Howard University, Washington D.C., 2.416%, 10/01/2024	325,000	313,432
Howard University, Washington D.C., 2.516%, 10/01/2025	402,000	384,067
		$1,256,654
Medical & Health Technology & Services – 0.2%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$2,421,000	$2,589,360
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	747,000	780,814
		$3,370,174
Mortgage-Backed – 0.7%
Freddie Mac, 1.797%, 4/25/2030 (i)	$3,519,182	$408,659
Freddie Mac, 1.662%, 5/25/2030 (i)	6,326,494	690,748
Freddie Mac, 1.169%, 9/25/2030 (i)	3,529,812	281,957
Freddie Mac, 0.33%, 1/25/2031 (i)	29,826,555	662,212
Freddie Mac, 0.781%, 1/25/2031 (i)	11,388,256	639,532
Freddie Mac, 0.936%, 1/25/2031 (i)	8,529,316	558,259
Freddie Mac, 0.517%, 3/25/2031 (i)	36,436,234	1,300,533
Freddie Mac, 1.224%, 5/25/2031 (i)	4,421,663	392,841
Freddie Mac, 0.937%, 7/25/2031 (i)	7,521,262	529,349
Freddie Mac, 0.535%, 9/25/2031 (i)	32,486,236	1,299,982
Freddie Mac, 0.856%, 9/25/2031 (i)	9,783,880	634,864
Freddie Mac, 0.349%, 11/25/2031 (i)	49,721,062	1,469,596
Freddie Mac, 0.498%, 12/25/2031 (i)	50,485,813	2,004,014
Freddie Mac, 0.567%, 12/25/2031 (i)	8,215,224	357,292
		$11,229,838

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 1.3%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$1,310,000	$1,284,996
Chicago, IL, Board of Education, Taxable, “E”, BAM, 6.138%, 12/01/2039	410,000	453,884
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 1.838%, 12/01/2023	262,000	256,332
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024	523,000	506,142
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.214%, 12/01/2025	392,000	375,894
Colorado Health Facilities Authority Rev., Taxable (Covenant Living Communities and Services), “B”, 2.8%, 12/01/2026	985,000	960,396
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	2,690,000	2,381,108
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	340,000	326,799
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037	7,720,000	6,729,774
Michigan Finance Authority Student Loan Asset-Backed Rev., Taxable, “A-1A”, 1.3%, 7/25/2061	3,779,271	3,494,370
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	619,743	578,655
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 1.047%, 1/01/2026	745,000	685,897
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	1,925,000	2,236,566
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	1,020,000	983,168
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	835,000	785,739
		$22,039,720
U.S. Treasury Inflation Protected Securities – 94.3%
U.S. Treasury Bonds, 2.375%, 1/15/2025	$40,596,540	$43,140,168
U.S. Treasury Bonds, 2%, 1/15/2026	80,419,183	86,313,187
U.S. Treasury Bonds, 1.75%, 1/15/2028	17,282,714	18,900,943
U.S. Treasury Bonds, 3.625%, 4/15/2028	51,069,665	61,447,180
U.S. Treasury Bonds, 3.375%, 4/15/2032	8,898,983	11,631,596
U.S. Treasury Bonds, 0.75%, 2/15/2042	109,671,452	107,954,980
U.S. Treasury Bonds, 0.625%, 2/15/2043	31,932,247	30,390,518
U.S. Treasury Bonds, 0.75%, 2/15/2045	55,001,915	53,133,426
U.S. Treasury Bonds, 1%, 2/15/2048	18,242,075	18,702,640
U.S. Treasury Bonds, 0.25%, 2/15/2050	10,415,097	8,930,945
U.S. Treasury Bonds, 0.125%, 2/15/2051	37,425,204	31,082,656
U.S. Treasury Bonds, 0.125%, 2/15/2052	16,905,161	14,179,204
U.S. Treasury Notes, 0.625%, 1/15/2024	1,453,144	1,473,323
U.S. Treasury Notes, 0.5%, 4/15/2024	32,666,348	33,087,437
U.S. Treasury Notes, 0.125%, 7/15/2024	22,709,488	22,937,026
U.S. Treasury Notes, 0.25%, 1/15/2025 (f)	192,330,134	194,321,051
U.S. Treasury Notes, 0.375%, 7/15/2025	152,232,255	155,259,061
U.S. Treasury Notes, 0.625%, 1/15/2026	75,989,438	78,019,781
U.S. Treasury Notes, 0.375%, 1/15/2027	30,732,596	31,358,052
U.S. Treasury Notes, 0.375%, 7/15/2027	67,795,609	69,574,581
U.S. Treasury Notes, 0.5%, 1/15/2028	22,397,496	22,976,681
U.S. Treasury Notes, 0.875%, 1/15/2029	146,428,297	154,011,395
U.S. Treasury Notes, 0.125%, 7/15/2030	88,837,617	89,242,765
U.S. Treasury Notes, 0.125%, 1/15/2031	159,336,906	159,583,796
U.S. Treasury Notes, 0.125%, 1/15/2032	54,831,400	54,701,461
		$1,552,353,853
Utilities - Electric Power – 0.3%
Pacific Gas & Electric Co., 3.25%, 2/16/2024	$4,253,000	$4,152,229
Total Bonds		$1,642,152,069
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.72% (v)	923,455	$923,455

Other Assets, Less Liabilities – 0.2%		2,545,275
Net Assets – 100.0%		$1,645,620,799
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $923,455 and $1,642,152,069, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $24,962,185, representing 1.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 3.759% (LIBOR - 1mo. + 1.5%), 11/25/2036	11/12/21	$849,500	$823,331
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 7/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	282	$34,161,656	September – 2022	$345,614
U.S. Treasury Ultra Bond	Long	USD	181	28,654,563	September – 2022	679,401
						$1,025,015
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Short	USD	830	$174,682,579	September – 2022	$(861,820)
At July 31, 2022, the fund had liquid securities with an aggregate value of $1,872,699 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,552,353,853	$—	$1,552,353,853
Municipal Bonds	—	22,039,720	—	22,039,720
U.S. Corporate Bonds	—	12,918,702	—	12,918,702
Residential Mortgage-Backed Securities	—	11,229,838	—	11,229,838
Commercial Mortgage-Backed Securities	—	35,775,277	—	35,775,277
Asset-Backed Securities (including CDOs)	—	7,834,679	—	7,834,679
Mutual Funds	923,455	—	—	923,455
Total	$923,455	$1,642,152,069	$—	$1,643,075,524
Other Financial Instruments
Futures Contracts – Assets	$1,025,015	$—	$—	$1,025,015
Futures Contracts – Liabilities	(861,820)	—	—	(861,820)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,816,214	$328,995,267	$332,887,670	$(357)	$1	$923,455
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,068	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.